Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Current Assets [Abstract]
Schedule of Other Current Assets
Other current assets are comprised of the following:

	As of December 31,
(In $ millions)	2021	2020
VAT and other tax receivables	6.1	3.7
Client rechargeables	2.6	4.2
Deferred financing fee	0.9	1.5
Right-of-use lease asset (1)	0.2	0.3
Other receivables	5.2	6.7
Total	15.0	16.4
(1) The right-of-use lease asset pertains to our office lease (see Note 16 - Leases)